						File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                the Securities Act of 1933

                                                                February 1, 2018


                           PIONEER BOND VCT PORTFOLIO


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2017


PORTFOLIO SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Kenneth J. Taubes, Executive Vice President
                       and Chief Investment Officer, U.S. of Amundi
                       Pioneer (portfolio manager of the portfolio
                       since 2004); Charles Melchreit, Senior
                       Managing Director and Deputy Head of Fixed
                       Income of Amundi Pioneer (portfolio manager of
                       the portfolio since 2012); and Brad Komenda,
                       Senior Vice President and Deputy Director of
                       Investment Grade Corporates of Amundi
                       Pioneer (portfolio manager of the portfolio
                       since 2018)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the portfolio is the responsibility of Kenneth J. Taubes. Mr. Taubes is supported by Charles Melchreit. Mr. Taubes and Mr. Melchreit are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates.

Mr. Taubes, Executive Vice President and Chief Investment Officer, U.S. of Amundi Pioneer, is responsible for overseeing the U.S. and global fixed income teams. He joined Amundi Pioneer as a Senior Vice President in September 1998 and has been an investment professional since 1982. Mr Taubes has served as a portfolio manager of the portfolio since 2004.

Mr. Melchreit, Senior Managing Director and Deputy Head of Fixed Income, U.S. of Amundi Pioneer, joined Amundi Pioneer in 2006, and has served as a portfolio manager of the portfolio since 2012.

Mr. Komenda, Senior Vice President and Deputy Director of Investment Grade Corporates, joined Amundi Pioneer in 2008 and has been a portfolio manager of the portfolio since 2018.

























                                                                   30727-00-0218
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                February 1, 2018


                           PIONEER BOND VCT PORTFOLIO


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2017


PORTFOLIO SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Kenneth J. Taubes, Executive Vice President
                       and Chief Investment Officer, U.S. of Amundi
                       Pioneer (portfolio manager of the portfolio
                       since 2004); Charles Melchreit, Senior
                       Managing Director and Deputy Head of Fixed
                       Income of Amundi Pioneer (portfolio manager of
                       the portfolio since 2012); and Brad Komenda,
                       Senior Vice President and Deputy Director of
                       Investment Grade Corporates of Amundi
                       Pioneer (portfolio manager of the portfolio
                       since 2018)

                                                                   30728-00-0218
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC